ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
November 4, 2026	Timothy F. Cormier T +1 617 951 7747 timothy.cormier@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Putnam Funds Trust (the “Registrant”)

(Registration Nos. 333-00515 and 811-07513)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Putnam International Value Fund and Putnam Small Cap Growth Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 410 to the Registrant’s Registration Statement (“Amendment No. 410”), and (b) that Amendment No. 410 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7747.

Very truly yours,

/s/ Timothy F. Cormier
Timothy F. Cormier

cc:	James M. Forbes, Esq., Ropes & Gray LLP
Venice Monagan, Esq., Franklin Templeton
Tara Gormel, Esq., Franklin Templeton